Investments (Schedule of Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments
Equity investments accounted for using the equity method (i)	$ 458,463	$ 850,557
Equity investments with readily determinable fair values (ii)	1,180	25,480
Equity investments without readily determinable fair values (iii)	179,462	146,418
Available-for-sale debt investment	21,299	0	$ 1,000
Total	$ 660,404	$ 1,022,455